Schedule of investments
Delaware Healthcare Fund	June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.74%♦
Biotechnology — 27.24%
ACADIA Pharmaceuticals †	92,648	$ 1,505,530
Alkermes †	300,000	7,230,000
Allogene Therapeutics †	146,779	341,995
Alnylam Pharmaceuticals †	30,000	7,290,000
Altimmune †	100,000	665,000
Amarin ADR †	190,000	130,720
AnaptysBio †	93,732	2,348,924
Arcus Biosciences †	379,100	5,773,693
Atea Pharmaceuticals †	70,000	231,700
BioMarin Pharmaceutical †	110,000	9,056,300
BioNTech ADR †	18,000	1,446,480
Cellectis ADR †	226,875	424,256
Cogent Biosciences †	230,000	1,938,900
Coherus Biosciences †	900,000	1,557,000
Compugen †	1,020,000	1,713,600
Cytokinetics †	30,000	1,625,400
Day One Biopharmaceuticals †	110,000	1,515,800
Dynavax Technologies †	570,000	6,401,100
Exact Sciences †	91,353	3,859,664
Fortress Biotech †	6,666	11,399
Galmed Pharmaceuticals †	20,401	5,835
GRAIL †	16,667	256,167
Immunovant †	122,100	3,223,440
Incyte †	80,000	4,849,600
Intellia Therapeutics †	20,000	447,600
Janux Therapeutics †	76,601	3,208,816
Karyopharm Therapeutics †	500,000	433,800
Landos Biopharma †	14,718	36,942
MacroGenics †	420,000	1,785,000
Madrigal Pharmaceuticals †	28,500	7,984,560
MEI Pharma	30,000	87,300
Mersana Therapeutics †	150,000	301,500
Moderna †	10,000	1,187,500
Mural Oncology †	30,000	94,200
Mustang Bio †	8,000	3,784
Myriad Genetics †	50,000	1,223,000
Nektar Therapeutics †	256,385	317,917
Neurocrine Biosciences †	80,000	11,013,600
NextCure †	150,000	238,500
ProQR Therapeutics †	620,000	1,029,200
Puma Biotechnology †	61,255	199,691
NQ- G4 [0624] 0824 (3772610)    1

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals †	51,000	$ 53,602,530
REGENXBIO †	149,000	1,743,300
Rigel Pharmaceuticals †	160,000	1,315,200
Rocket Pharmaceuticals †	58,000	1,248,740
Roivant Sciences †	338,181	3,574,573
Sangamo Therapeutics †	400,000	143,320
Sarepta Therapeutics †	11,000	1,738,000
Sio Gene Therapies †	64,171	0
Structure Therapeutics ADR †	58,000	2,277,660
Syndax Pharmaceuticals †	180,000	3,695,400
Tarsus Pharmaceuticals †	150,000	4,077,000
Theravance Biopharma †	208,783	1,770,480
Ultragenyx Pharmaceutical †	70,000	2,877,000
uniQure †	706,166	3,163,624
United Therapeutics †	14,000	4,459,700
Ventyx Biosciences †	430,000	993,300
Vertex Pharmaceuticals †	25,000	11,718,000
Viking Therapeutics †	330,100	17,498,601
Viridian Therapeutics †	29,370	382,104
Voyager Therapeutics †	5,700	45,087
WaVe Life Sciences †	81,955	408,955
Xencor †	200,000	3,786,000
XOMA †	3,466	82,110
		213,596,097
Blue Chip Medical Products — 52.28%
AbbVie	130,000	22,297,600
Amgen	160,000	49,992,000
AstraZeneca	131,243	20,499,132
Biogen †	28,000	6,490,960
Boston Scientific †	380,000	29,263,800
Chugai Pharmaceutical	580,000	20,605,880
Eli Lilly & Co.	120,000	108,645,600
Euroapi †	8,695	23,745
Gilead Sciences	210,000	14,408,100
Merck & Co.	295,000	36,521,000
Organon & Co.	29,500	610,650
Pfizer	1,145,000	32,037,100
Roche Holding	80,000	22,216,039
Sanofi	165,423	15,933,749
Stryker	15,000	5,103,750
UCB	112,137	16,656,916
2    NQ- G4 [0624] 0824 (3772610)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Blue Chip Medical Products (continued)
Zimmer Biomet Holdings	80,000	$ 8,682,400
		409,988,421
Healthcare Services — 10.56%
CVS Health	100,000	5,906,000
Elevance Health	63,000	34,137,180
Quest Diagnostics	30,000	4,106,400
UnitedHealth Group	76,000	38,703,760
		82,853,340
Other — 1.69%
Cia de Minas Buenaventura ADR	66,353	1,124,684
Fannie Mae †	1,300,000	1,859,000
Federal Home Loan Mortgage †	1,050,000	1,417,500
Kenvue	186,600	3,392,388
Sohu.com ADR †	390,722	5,438,850
		13,232,422
Small- / Mid-Cap Medical Products — 5.97%
Halozyme Therapeutics †	220,000	11,519,200
Illumina †	100,000	10,438,000
InnoCare Pharma 144A #, †	17,000	10,493
Intra-Cellular Therapies †	90,000	6,164,100
Perrigo	230,000	5,906,400
Topcon	16,800	187,589
Viatris	1,170,018	12,437,291
Zimvie †	8,000	146,000
		46,809,073
Total Common Stocks (cost $534,044,196)		766,479,353

Rights — 0.01%
Ambit Bioscience =, †, π	76,500	0
Contra Surface Oncolog †	350,000	26,950
Mirati Therapeutics †	60,000	42,000
Yumanity Therapeutics =, †	750,000	0
Total Rights (cost $0)		68,950

NQ- G4 [0624] 0824 (3772610)    3

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 2.14%
Money Market Mutual Funds — 2.14%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	4,190,842	$ 4,190,842
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	4,190,843	4,190,843
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	4,190,843	4,190,843
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	4,190,843	4,190,843
Total Short-Term Investments (cost $16,763,371)		16,763,371
Total Value of Securities—99.89% (cost $550,807,567)		783,311,674

Receivables and Other Assets Net of Liabilities—0.11%		888,864
Net Assets Applicable to 28,386,313 Shares Outstanding—100.00%		$784,200,538
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $10,493, which represents 0.00% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. See table table on the next page for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Ambit Bioscience	11/12/14	$—	$—
Summary of abbreviations:
ADR – American Depositary Receipt
4    NQ- G4 [0624] 0824 (3772610)